CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Millions	12 Months Ended
Jan. 31, 2020 USD ($)
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT)
Issuance costs	$ 0.6